SEGMENT (Tables)	12 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
SCHEDULE OF REVENUES BY PRODUCT CATEGORIES

The summary of total revenue by products and services categories consisted of the following

	For the Years Ended June 30,
Products and services category	2024	2023	2022
Products
Traditional pet products	$9,020,839	$8,302,299	$11,433,159
Intelligent pet products	4,384,631	7,404,407	13,492,076
Climbing hooks and others	1,355,016	1,806,369	1,761,341
Total revenue from products	14,760,486	17,513,075	26,686,576

Services
Dyeing services	87,416	-	342,561
Other services	-	71,379	66,060
Total revenue from services	87,416	71,379	408,621
Total	$14,847,902	$17,584,454	$27,095,197

SCHEDULE OF REVENUES BY GEOGRAPHIC INFORMATION

Geographic information about the revenues, which are classified based on customers, is set out as follows:

	For the Years Ended June 30,
Geographic location	2024	2023	2022
Sales to international markets	$10,063,227	$11,253,079	$14,542,323
Sales to China domestic markets	4,784,675	6,331,375	12,552,874
Total	$14,847,902	$17,584,454	$27,095,197